Fair Value Measurements, Fair Value Hierarchy Table (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents	$ 77.3	$ 49.8
Available for sale securities	5.1	4.9
Total Assets	121.7	101.4
Financial Liabilities:
Notes	(210.4)	(203.0)
Total Liabilities	(274.8)	(278.2)
Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.8	0.3
Financial Liabilities:
Derivative Liabilities	(4.1)	(7.8)
Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0.1
Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.9	0.1
Financial Liabilities:
Derivative Liabilities		(0.1)
Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.0)	(1.3)
Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(6.2)	(5.6)
Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.8)	(1.8)
Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	37.5	46.3
Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(44.6)	(53.9)
Level 1
Financial Assets:
Cash and cash equivalents	77.3	49.8
Available for sale securities	0	0
Total Assets	77.3	49.8
Financial Liabilities:
Notes	(210.4)	(203.0)
Total Liabilities	(210.4)	(203.0)
Level 1 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0
Level 1 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities		0
Level 1 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	0	0
Level 1 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0	0
Level 2
Financial Assets:
Cash and cash equivalents	0	0
Available for sale securities	5.1	4.9
Total Assets	43.5	51.5
Financial Liabilities:
Notes	0	0
Total Liabilities	(64.4)	(75.1)
Level 2 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.8	0.3
Financial Liabilities:
Derivative Liabilities	(4.1)	(7.8)
Level 2 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0.1
Level 2 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities		0
Level 2 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.0)	(1.3)
Level 2 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(6.2)	(5.6)
Level 2 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.8)	(1.8)
Level 2 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	37.5	46.3
Level 2 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(44.6)	(53.9)
Level 3
Financial Assets:
Cash and cash equivalents	0	0
Available for sale securities	0	0
Total Assets	0.9	0.1
Financial Liabilities:
Notes	0	0
Total Liabilities	0	(0.1)
Level 3 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0
Level 3 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.9	0.1
Financial Liabilities:
Derivative Liabilities		(0.1)
Level 3 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	0	0
Level 3 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0	0
Nichols Promissory Note
Financial Liabilities:
Promissory Note	(4.7)	(4.7)
Nichols Promissory Note | Level 1
Financial Liabilities:
Promissory Note	0	0
Nichols Promissory Note | Level 2
Financial Liabilities:
Promissory Note	(4.7)	(4.7)
Nichols Promissory Note | Level 3
Financial Liabilities:
Promissory Note	$ 0	$ 0